UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Core Municipal Fund
Schedule of Investments
at January 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 92.24%
Alabama - 2.80%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,113.47%
5.00%, 05/01/17	1,000	1,129.47
Courtland Ind. Dev. Board, Ind. Rev. Ref. Bonds, Series A, 5.00%, 11/01/13	2,000	2,086.87
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	2,000	2,183.92
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	157.07

		6,668	2.80

Alaska - 0.04%
City of Anchorage, G.O. Public Imps. Prop. Tax Bonds, Series A, 4.00%, 08/01/12	100	105.04

		105.04

Arizona - 3.81%
Arizona Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 02/02/15 @ 100), 1.14%, 02/01/421	140	122.05
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	216.09
Arizona Water Infrastructure Fin. Auth., Water Util. Imps. Rev. Bonds, Series A, 4.00%, 10/01/11	100	102.04
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,075.45
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/02/12 @ 100), 5.00%, 07/01/251	100	104.04
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,083.45
5.00%, 07/01/20	2,800	2,922	1.23
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series C, 4.50%, 07/01/22	300	299.13
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	134.06
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	2,650	3,031	1.27

		9,088	3.81

California - 7.11%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,470.62
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	106.04
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	133.06
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	793.33
California Muni. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 07/01/18	1,000	1,010.42
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	1,665	1,858.78
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/17	2,000	2,246.94
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	5	5	—
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	106.04
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds, 5.00%, 06/15/13	2,100	2,219.93
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	108.05
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 5.00%, 06/01/11	100	102.04
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,000	998.42
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	200	209.09
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series A-1 (AGM Insured), 5.00%, 07/01/12	100	106.04
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	100	111.05
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	109.05
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.833%, 07/01/191	100	77.03
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	2,015	2,110.89
Roseville City School Dist., G.O. School Imps. Prop. Tax Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 08/01/12	100	105.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	2,000	2,146.90
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/18	100	110.05
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	194.08
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	109.05
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	105.04
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	107.04
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	206.09

		16,958	7.11

Colorado - 1.79%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 11/15/16	200	221.09
5.25%, 11/15/28	200	201.08
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	200	219.09
Colorado Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds (Escrowed to Maturity), 5.00%, 03/01/11	100	101.04
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/13	150	160.07
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/171	115	135.06
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	2,000	2,158.91
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,077.45

		4,272	1.79

Connecticut - 0.04%
State of Connecticut, Misc. Rev. Ref. Bonds, Series C, 5.00%, 10/01/11	100	103.04

		103.04

District of Columbia - 1.37%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series C, 5.00%, 12/01/13	100	111.05
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A:
3.50%, 10/01/18	2,500	2,508	1.05
5.00%, 10/01/20	200	216.09
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/12	200	213.09
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	219.09

		3,267	1.37

Florida - 15.91%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/13	850	890.37
5.00%, 06/01/16	635	656.28
5.25%, 06/01/17	2,000	2,070.87
6.00%, 06/01/16	300	324.14
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	110.05
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	108.05
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,282.54
5.00%, 11/15/17	2,000	2,123.89
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	101.04
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,179.50
County of Miami-Dade, Water Rev. Ref. Bonds, Series C, 4.00%, 10/01/13	300	317.13
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	113.05
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	1,000	1,060.45
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	1,350	1,422.60
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	150	160.07
5.00%, 07/01/15	1,400	1,495.63
5.00%, 07/01/16	2,000	2,132.89
Florida State Board of Edu., G.O. Misc. Rev. Ref. Bonds, Series 2008 C, 5.00%, 06/01/22	2,000	2,154.90
Florida State Board of Edu., G.O. School Imps. Rev. Bonds, Series D, 5.00%, 06/01/12	380	402.17
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	582.24
5.00%, 07/01/16	2,000	2,235.94
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,575.66
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series A (AGM Insured), 5.50%, 07/01/12	1,000	1,065.45
Florida State Dept. of Environmental Protection, Sales Tax Rev. Ref. Bonds, Series B (NATL-RE Insured), 5.00%, 07/01/11	100	102.04
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,102.46
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
3.00%, 01/15/13	100	104.04
3.00%, 01/15/14	100	104.04
5.00%, 01/15/20	300	333.14
5.00%, 01/15/23	200	213.09
Fort Pierce Utils. Auth., Energy Res. Auth. Rev. Ref. Bonds (AMBAC Insured), 5.00%, 10/01/14	200	214.09
Hillsborough County Ind. Dev. Auth., Res. Recovery Rev. Ref. Bonds (Mandatory Put 03/15/12 @ 100) (AMBAC Insured), 5.00%, 12/01/341	2,000	2,071.87
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	202.08
JEA, Energy Res. Auth. Rev. Ref. Bonds, Series D-1, 3.00%, 10/01/19	2,650	2,514	1.05
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	200.08
Miami Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.125%, 07/01/25	1,500	1,498.63
Miami Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	425	428.18
3.00%, 07/01/16	2,050	2,038.86
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	105.04
Orange County Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 10/01/12	100	105.04
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C:
5.00%, 10/01/12	100	107.04
5.00%, 10/01/13	1,000	1,098.46
5.00%, 10/01/17	1,000	1,132.47
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	200	211.09
Saint Johns County School Board, School Imps. Certs. of Part. Lease Bonds (NATL-RE Insured), 4.50%, 07/01/12	200	208.09
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	280.12

		37,924	15.91

Georgia - 4.42%
Burke County Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.95%, 11/01/481	200	201.09
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	342.14
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,361.57
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	1,947.82
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	201.08
Georgia Higher Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, 6.00%, 06/15/28	300	315.13
Georgia State Road & Tollway Auth., Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 06/01/12	600	634.27
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A:
5.00%, 06/01/12	100	106.04
5.00%, 06/01/18	400	455.19
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	112.05
Main Street Natural Gas Inc., Energy Res. Auth. Imps. Rev. Bonds, Series B, 5.00%, 03/15/12	125	128.05
Milledgeville & Baldwin County Dev. Auth., College & Univ. Imps. Rev. Bonds (Escrowed to Maturity), 4.50%, 09/01/11	375	384.16
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,087.46
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series D, 4.00%, 01/01/12	300	309.13
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	108.05
State of Georgia, G.O. Prop. Tax Ref. Bonds, Series I, 5.00%, 07/01/21	2,000	2,286.96
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	540	548.23

		10,524	4.42

Hawaii - 0.81%
City & County of Honolulu, G.O. Prop. Tax Ref. Bonds, Series A, 2.75%, 04/01/14	200	209.09
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	679.29
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/22	300	310.13
5.25%, 07/01/23	700	726.30

		1,924.81

Illinois - 5.22%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	109.05
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,743.73
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,034.43
Cook Kane Lake & McHenry Counties Comm. College Dist. No. 512, G.O. College & Univ. Imps. Bonds, Series A, 5.00%, 12/01/24	500	527.22
County of Cook, G.O. Prop. Tax Ref. Bonds, Series A, 4.50%, 11/15/13	100	106.04
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	198.08
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/361	300	300.13
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100) (XLCA Insured), 3.50%, 10/01/271	200	201.08
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/221	185	192.08
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	109.05
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds (NATL-RE Insured), 5.00%, 08/15/11	100	102.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 4.70%, 08/15/12	50	50.02
Illinois Fin. Auth., Rec. Facs. Imps. Rev. Bonds (Mandatory Put 11/01/11 @ 100), 4.05%, 11/01/361	250	254.11
Illinois Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G:
4.10%, 01/01/13	95	99.04
4.10%, 07/01/13	330	345.15
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,069.45
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,119.89
Metropolitan Pier & Exposition Auth., Port, Airport & Marina Imps. Hotel Occupancy Tax Rev. Bonds (NATL-RE FGIC Insured):
5.375%, 06/01/12	100	106.04
5.375%, 06/01/13	100	109.05
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	1,976.83
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,593.67
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	100	100.04

		12,441	5.22

Indiana - 1.15%
Indiana Bond Bank, Misc. Rev. Ref. Bonds, Series A:
4.00%, 02/01/11	200	200.09
5.50%, 08/01/11	100	103.05
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 04/01/11 @ 100), 5.00%, 10/01/271	125	126.05
Indiana Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.50%, 11/15/11	100	101.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	101.04
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,412.59
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	300	320.14
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 06/01/11	100	101.04
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	167.07
Southwest Allen Multi School Building Corp., School Imps. Lease Rev. Ref. Bonds, Series A (NATL-RE Insured), 4.00%, 07/15/11	100	101.04

		2,732	1.15

Iowa - 0.14%
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	343.14

		343.14

Kansas - 0.05%
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	100	114.05

		114.05

Kentucky - 1.18%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.787%, 05/01/201	1,655	1,647.69
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	1,100	1,172.49

		2,819	1.18

Louisiana - 0.73%
City of Baton Rouge, Sales Tax Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/11	200	205.09
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	322.13
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	214.09
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.04%, 05/01/431	1,000	1,000.42

		1,741.73

Maryland - 0.09%
State of Maryland, G.O. Public Imps. Misc. Tax Rev. Bonds, 5.00%, 03/01/15	100	113.05
Univ. System of Maryland, College & Univ. Imps. Rev. Ref. Bonds, Series D, 3.00%, 04/01/13	100	105.04

		218.09

Massachusetts - 2.07%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	184.08
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	115.05
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	900	1,023.43
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,076.45
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	108.04
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series O, 6.00%, 07/01/36	1,000	1,093.46
Massachusetts Health & Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series K (Mandatory Put 07/01/13 @ 100), 5.00%, 07/01/391	100	106.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	900	904.38
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/20	100	113.05
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	113.05
Massachusetts Water Ress. Auth., Water Rev. Ref. Bonds, Series B, 5.00%, 08/01/22	100	108.04

		4,943	2.07

Michigan - 2.56%
Kent Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (Mandatory Put 01/15/12 @ 100), 5.00%, 01/15/471	400	414.17
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/15/13	100	103.04
5.25%, 11/15/24	200	195.08
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,710.72
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,204.51
State of Michigan, G.O. Misc. Rev. Ref. Bonds, Series A, 5.00%, 05/01/13	300	322.14
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A:
4.00%, 04/01/12	100	104.04
5.00%, 04/01/16	150	171.07
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	217.09
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,560.65
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	111.05

		6,111	2.56

Minnesota - 0.44%
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	1,000	1,047.44

		1,047.44

Mississippi - 1.04%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	2,250	2,467	1.04

		2,467	1.04

Missouri - 0.21%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	80	72.03
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	208.09
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	115.05
Missouri State Health & Edu. Fac. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 06/01/11	100	102.04

		497.21

Nevada - 3.18%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	111.04
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	349.15
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,505.63
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, Series E-2, 5.00%, 07/01/12	2,000	2,091.88
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,082.87
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	1,325	1,447.61

		7,585	3.18

New Jersey - 3.45%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,049.44
5.00%, 12/15/17	2,000	2,144.90
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	112.05
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	106.05
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,079.45
5.00%, 12/01/17	1,420	1,509.63
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,225.93

		8,224	3.45

New Mexico - 0.65%
Albuquerque Muni. School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (St. Aid Withhldg. Insured), 4.00%, 08/01/11	100	102.04
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.953%, 12/01/281	1,450	1,441.61

		1,543.65

New York - 5.59%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,236.94
City of New York, G.O. Prop. Tax Ref. Bonds, Series G, 5.00%, 08/01/22	2,000	2,090.88
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	106.04
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,360.57
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	2,012.84
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,200.92
New York City Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Series B, 5.25%, 02/01/291	125	125.05
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	109.05
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	100	110.05
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,643	1.11
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 02/15/16	300	340.14

		13,331	5.59

North Carolina - 1.65%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	122.05
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	200	218.09
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	191.08
Raleigh Durham Airport Authority, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,754	1.15
State of North Carolina, Highway Imps. Rev. Bonds:
5.00%, 03/01/13	100	108.05
5.00%, 03/01/17	300	340.14
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	200	211.09

		3,944	1.65

Ohio - 3.36%
Buckeye Tobacco Settlement Fncg. Auth., Misc. Purposes Rev. Bonds, Series A-2, 5.125%, 06/01/24	395	298.12
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,076.45
5.00%, 09/01/19	2,000	2,135.90
5.00%, 09/01/20	1,030	1,076.45
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,005.42
Ohio Higher Educ. Fac. Commission, Health Care Facs. Rev. Ref. Bonds, Series A, 2.25%, 01/15/12	100	100.04
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,683.71
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A:
3.00%, 02/15/11	100	100.04
5.00%, 02/15/13	500	540.23

		8,013	3.36

Oklahoma - 0.09%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	202.09

		202.09

Oregon - 0.46%
Oregon State Dept. of Administrative Services, Health Care Facs. Imps. Certs. of Part. Bonds, Series A, 5.00%, 05/01/14	1,000	1,105.46

		1,105.46

Pennsylvania - 4.02%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,240	1.36
Pennsylvania Higher Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series AJ, 3.00%, 06/15/11	200	202.09
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	220.09
Pennsylvania Housing Fin. Agcy., Residential Dev. Rev. Ref. Bonds, 4.40%, 07/01/12	100	103.04
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds:
5.00%, 06/15/12	750	794.33
5.00%, 06/15/17	1,500	1,692.71
5.00%, 06/15/20	200	218.09
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A:
4.00%, 03/01/12	100	104.05
5.00%, 03/01/14	200	222.09
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,891.79
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds (Mandatory Put 09/15/13 @ 100), 5.50%, 09/15/311	300	329.14
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.50%, 09/15/20	300	344.15
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	215.09

		9,574	4.02

Puerto Rico - 0.10%
Puerto Rico Electric Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series JJ (NATL-RE Insured), 5.25%, 07/01/13	100	107.04
Puerto Rico Public Buildings Auth., Public Imps. Lease Rev. Ref. Bonds, Series D (Pre-refunded with FNMA, FHL Banks & FHLMC to 07/01/12 @ 100), 5.25%, 07/01/36	125	133.06

		240.10

South Carolina - 1.39%
Greenville County Public Facs. Corp., Certs. of Part. Lease Rev. Ref. Bonds (AMBAC Insured), 4.90%, 04/01/16	100	101.04
Greenville County School Dist., School Imps. Lease Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 12/01/12 @ 101), 5.50%, 12/01/28	300	330.14
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
3.50%, 08/01/13	125	127.05
5.00%, 08/01/18	1,025	1,052.44
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	130.05
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,472.62
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	109.05

		3,321	1.39

Tennessee - 0.60%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	141.06
5.00%, 12/01/18	100	113.05
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	1,000	1,062.45
Tennessee State School Bond Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/01/11	100	101.04

		1,417.60

Texas - 9.00%
Aldine Independent School Dist., G.O. School Imps. Prop. Tax Bonds (PSF-GTD Insured), 4.50%, 02/15/16	445	496.21
Bexar Metropolitan Water Dist., Water Rev. Ref. Bonds, 5.00%, 05/01/17	200	223.09
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	150	150.06
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,689.71
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 02/01/17	2,000	2,285.96
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds:
5.25%, 02/01/11	100	100.04
5.375%, 02/01/15	100	114.05
City of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 02/01/19	300	341.14
City of San Antonio, Water Rev. Bonds, 3.00%, 05/15/13	100	104.04
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	115.05
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	110.05
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,729.73
4.00%, 12/01/16	955	1,043.44
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	102.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	493.21
5.00%, 11/15/18	275	302.13
Harris County Flood Control Dist., G.O. Prop. Tax Ref. Bonds, Series C, 3.25%, 10/01/12	100	104.04
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.29%, 07/01/311	325	325.14
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	113.05
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	100	110.05
5.00%, 05/15/18	1,000	1,109.46
Mesquite Independent School Dist., G.O. Ref. Bonds (PSF-GTD Insured), 5.00%, 08/15/14	50	56.02
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	113.05
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	106.04
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	111.05
6.00%, 01/01/21	100	108.05
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/13	100	108.05
State of Texas, G.O. Highway Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	100	109.05
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/15	2,250	2,563	1.07
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	105.04
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	175	179.07
5.00%, 02/15/14	100	108.05
5.00%, 08/15/23	100	98.04
Texas A&M Univ., College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/17	1,350	1,548.65
Texas Public Fin. Auth., Misc. Rev. Unemployment & Welfare Fndg. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,694.71
Texas Public Fin. Auth., Misc. Rev. Unemployment & Welfare Fndg. Rev. Bonds, Series C, 2.60%, 07/01/20	1,350	1,353.57
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/16	650	738.31
5.00%, 03/15/22	100	106.04
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	652.27
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 08/15/12	100	107.04
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.375%, 08/15/14	100	111.05
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	100	112.05
Weslaco Independent School Dist., G.O. Prop. Tax Rev. Ref. Bonds (PSF-GTD Insured), 5.00%, 02/15/20	100	107.04

		21,449	9.00

Utah - 0.14%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	110.05
5.00%, 07/01/16	200	219.09

		329.14

Virginia - 0.91%
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	233.10
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	281.12
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	200	201.08
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 09/01/12	200	214.09
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	107.04
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	1,000	1,013.43
Virginia Ress. Auth., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/13	100	108.05

		2,157.91

Washington - 3.52%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,245.94
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	106.05
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	450	502.21
5.00%, 07/01/14	100	111.05
5.00%, 07/01/18	300	342.14
5.25%, 07/01/18	175	203.09
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,350	1,545.65
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	161.07
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,673.70
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	101.04
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (AGM Insured), 5.25%, 12/01/11	100	104.04
State of Washington, G.O. Highway Imps. Fuel Sales Tax Rev. Bonds, Series E (NATL-RE Insured), 5.00%, 01/01/14	100	111.05
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,176.49

		8,380	3.52

Wisconsin - 1.15%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,221.51
State of Wisconsin, G.O. Public Imps. Prop. Tax Rev. Bonds, Series C, 4.00%, 05/01/15	100	108.05
State of Wisconsin, General Fund Rev. Ref. Bonds, Series A (St. Approp. Insured):
3.00%, 05/01/11	200	201.09
5.00%, 05/01/18	700	786.33
State of Wisconsin, Misc. Rev. Ref. Bonds (AGM Insured), 5.25%, 07/01/14	200	225.09
State of Wisconsin, Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series 3, 5.00%, 06/01/11	100	102.04
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	103.04

		2,746	1.15

Total bonds & notes (cost: $223,481)		219,866	92.24

Short-term securities - 6.49%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 0.21%, 09/01/251	900	900.38
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.25%, 11/01/261	2,200	2,200.92
City of Baton Rouge / Parish of East Baton Rouge Louisiana, Ind. Rev. Ref. Bonds, 0.21%, 11/01/191	3,770	3,770	1.58
Indiana Fin. Auth., Res Recovery Rev. Ref. Bonds, 0.27%, 10/01/401	2,700	2,700	1.13
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Bonds, Series B, 0.26%, 07/01/431	1,200	1,200.50
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.24%, 07/01/231	3,400	3,400	1.43
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-5, 0.26%, 07/01/231	1,300	1,300.55

Total short-term securities (cost: $15,470)		15,470	6.49

Total investment securities (cost: $238,951)		235,336	98.73
Other assets less liabilities		3,028	1.27

Net assets		$238,364	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Approp.	= Appropriation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHL	= Federal Home Loan
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
PSF	= Permanent School Fund
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding
XLCA	= Xl Capital Assurance

Capital Short-Term Municipal Fund
Schedule of Investments
at January 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 62.18%
Alabama - 1.74%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,118.88%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/341	1,000	1,091.86

		2,209	1.74

Arizona - 3.29%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	396.31
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	100	108.09
Phoenix Civic Imp. Corp., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/14	2,465	2,667	2.10
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 12/01/16	875	1,004.79

		4,175	3.29

California - 5.47%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 4.00%, 11/15/13	450	474.37
California State Dept. of Water Res., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/15	1,000	1,115.88
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	600	638.50
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 06/01/14	500	524.41
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	504.40
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	600	644.51
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/15	1,000	1,091.86
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/14	1,000	1,102.87
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	750	848.67

		6,940	5.47

Colorado - 2.21%
Arapahoe County School Dist. No. 5 Cherry Creek, G.O. School Imps. Prop. Tax Bonds (St. Aid Withhldg. Insured), 3.00%, 12/15/12	100	104.08
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	1,000	1,087.86
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/401	500	529.42
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,084.85

		2,804	2.21

Connecticut - 0.38%
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	479.38

		479.38

District of Columbia - 1.01%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	106.09
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,000	1,067.84
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 3.00%, 10/01/13	100	104.08

		1,277	1.01

Florida - 7.11%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/14	1,000	1,048.83
5.00%, 06/01/16	750	775.61
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	400	411.32
5.00%, 11/15/15	750	809.64
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 4.00%, 10/01/14	250	263.21
County of Miami-Dade, Public Imps. Misc. Rev. Bonds, Series A (AGM Insured), 5.00%, 04/01/13	1,500	1,594	1.26
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,548	1.22
5.00%, 07/01/16	190	203.16
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	450	499.39
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,102.87
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A, 3.00%, 01/15/14	100	105.08
JEA, Energy Res. Auth. Imps. Rev. Bonds, Sub-Series A, 3.00%, 10/01/14	100	102.08
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	557.44

		9,016	7.11

Georgia - 1.01%
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 4.00%, 01/01/14	1,000	1,049.83
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series X (NATL-RE IBC Insured), 6.50%, 01/01/12	20	21.01
Thomasville Hospital Auth., Heath Care Facs. Imps. Rev. Ref. Bonds, 3.00%, 11/01/13	210	213.17

		1,283	1.01

Hawaii - 0.09%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	112.09

		112.09

Idaho - 0.91%
State of Idaho, Cash Flow Mgmt. Misc. Tax Rev. Bonds, 2.00%, 06/30/11	1,150	1,158.91

		1,158.91

Illinois - 4.21%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	350	365.29
4.00%, 01/01/16	1,000	1,039.82
City of Chicago, Port, Airport & Marina Rev. Ref. Notes, Series B (Mandatory Put 01/01/15 @ 100), 5.00%, 01/01/341	450	485.38
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/14	1,000	1,067.84
Illinois State Toll Highway Auth., Highway Tolls. Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	761.60
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds (AGM G.O. of Auth. Insured), 5.75%, 06/01/13	100	109.09
State of Illinois, Rec. Fac. Imps. Misc. Taxes Rev. Bonds (AMBAC Insured), 6.25%, 12/15/11	40	41.03
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,472	1.16

		5,339	4.21

Indiana - 0.27%
Indiana Fin. Auth., Lease Rev. Ref. Bonds, Series A-1, 5.00%, 11/01/12	225	240.19
Indiana Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 06/01/11	100	102.08

		342.27

Kansas - 0.39%
Kansas Dev. Fin. Auth., New Jobs Training Misc. Rev. Bonds, Series F (NATL-RE Insured), 5.00%, 06/01/12	250	264.21
Kansas State Dept. of Trans., Highway Fuel Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 09/01/15	200	229.18

		493.39

Kentucky - 0.66%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.787%, 05/01/201	415	413.32
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	400	426.34

		839.66

Louisiana - 0.48%
Louisiana Office Facs. Corp., Lease Ref. Rev. Bonds, 5.00%, 03/01/14	100	107.08
State of Louisiana, Highway Imps. Fuel Sales Tax Rev. Bonds, Series A-1 (Mandatory Put 06/01/13 @ 100), 1.04%, 05/01/431	500	500.40

		607.48

Massachusetts - 0.99%
Commonwealth of Massachusetts, G.O. Misc. Taxes Public Imps. Bonds, Series B, 5.00%, 07/01/13	100	110.08
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	112.09
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	500	559.44
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	113.09
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.00%, 06/01/13	250	251.20
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	113.09

		1,258.99

Michigan - 2.12%
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/331	500	498.39
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,129.89
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/14	1,000	1,061.84

		2,688	2.12

Nevada - 2.11%
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/15	450	486.39
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,184	1.72

		2,670	2.11

New Jersey - 3.51%
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,090.86
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	112.09
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	522.41
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,075.85
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	539.42
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,113.88

		4,451	3.51

New Mexico - 1.17%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.953%, 12/01/281	1,500	1,490	1.17

		1,490	1.17

New York - 2.56%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/15	1,000	1,117.88
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,000	1,100.87
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	440.35
New York State Dormitory Auth., College & Univ. Rev. Ref. Bonds, 4.00%, 07/01/13	200	215.17
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	376.29

		3,248	2.56

North Carolina - 1.28%
City of Fayetteville, Multiple Util. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/14	100	111.09
County of Wake, G.O. Prop. Tax Ref. Bonds, Series D, 4.00%, 02/01/13	150	160.13
North Carolina Eastern Muni. Power Agcy., Energy Res. Auth. Ref. Rev. Bonds, Series A, 5.00%, 01/01/16	425	463.36
Raleigh Durham Airport Auth., Port, Airport & Marina Ref. Rev. Bonds, Series A, 3.00%, 05/01/13	600	622.49
State of North Carolina, Public Imps. Misc. Rev. Bonds, Series A, 5.00%, 05/01/12	250	264.21

		1,620	1.28

Ohio - 1.69%
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,093.86
5.00%, 09/01/15	500	546.43
Ohio State Turnpike Commission, Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 02/15/11	500	500.40

		2,139	1.69

Oklahoma - 0.49%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	125	132.10
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/13 @ 100), 1.04%, 01/01/231	495	490.39

		622.49

Pennsylvania - 2.98%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,080.85
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds:
5.00%, 06/15/12	250	265.21
5.00%, 06/15/15	750	840.66
Pennsylvania State Univ., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	225	250.20
Philadelphia Hospitals & Higher Edu. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 4.25%, 07/01/12	250	259.20
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,084.86

		3,778	2.98

Rhode Island - 0.79%
State of Rhode Island, G.O. Cash Flow Mgmt. Prop. Tax Notes, 2.00%, 06/30/11	1,000	1,007.79

		1,007.79

South Carolina - 0.59%
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series A, 5.00%, 01/01/12	125	130.10
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	504.40
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	109.09

		743.59

Tennessee - 0.09%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	112.09

		112.09

Texas - 8.07%
Bexar County Hospital Dist., G.O. Health Care Facs. Imps. Prop. Tax Rev. Bonds, 3.50%, 02/15/13	200	209.16
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	100	105.08
County of Harris, Highway Imps. Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 08/15/12 @ 100) (AGM Insured), 5.375%, 08/15/24	500	537.42
Dallas Area Rapid Transit, Sales Tax. Rev. Ref. Bonds, Series A, 5.00%, 12/01/14	875	985.78
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 1.29%, 07/01/311	200	200.16
Lower Colorado River Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 05/15/14	300	331.26
5.00%, 05/15/15	500	554.44
Plano Independent School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 02/15/14	100	111.09
State of Texas, Cash Flow Mgmt. Misc. Rev. Notes, 2.00%, 08/31/11	2,500	2,524	1.99
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	731.58
Texas Public Fin. Auth., Misc. Rev. Unemployment & Welfare Fndg. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,113.88
Texas Public Fin. Auth., Misc. Rev. Unemployment & Welfare Fndg. Rev. Bonds, Series C, 2.60%, 07/01/20	450	451.36
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 03/15/13	200	217.17
5.00%, 03/15/15	715	804.63
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	255.20
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Notes, Series B (Pre-refunded with St. & Loc. Govt. Series to 08/15/13 @ 100), 5.00%, 08/15/22	1,000	1,100.87

		10,227	8.07

Virginia - 0.52%
Fairfax County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 05/15/11	250	252.20
Virginia Public Building Auth., Public Imps. Misc. Rev. Bonds, Series C, 5.00%, 08/01/12	100	106.08
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	300	304.24

		662.52

Washington - 2.54%
Port of Seattle, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 06/01/14	750	825.65
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/13	500	554.44
5.00%, 12/01/15	1,000	1,135.89
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	640	706.56

		3,220	2.54

Wisconsin - 1.45%
State of Wisconsin, Cash Flow Mgmt. Misc. Rev. Bonds, 2.00%, 06/15/11	1,000	1,006.80
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	828.65

		1,834	1.45

Total bonds & notes (cost: $79,315)		78,842	62.18

Short-term securities - 37.34%
Broward County Educ. Facs. Auth. Florida, College & Univ. Imps. Rev. Bonds, 0.31%, 04/01/381	1,300	1,300	1.02
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 0.21%, 09/01/251	1,100	1,100.87
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.24%, 09/01/381	2,500	2,500	1.97
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.30%, 04/01/421	500	500.39
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds:1
0.25%, 11/01/26	1,000	1,000.79
0.25%, 11/01/26	1,700	1,700	1.34
California Pollution Control Fncg. Auth., Ind. Rev. Ref. Bonds, 0.24%, 11/01/261	800	800.63
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.21%, 08/15/361	1,200	1,200.95
City of Quincy, Illinois, Health Care Facs. Rev. Ref Bonds, 0.29%, 11/15/291	1,300	1,300	1.03
City of Valdez Alaska, Port, Airport & Marina Rev. Ref. Bonds, 0.22%, 12/01/331	900	900.71
Colorado Educ. & Cultural Facs. Auth., Econ. Imps. Misc. Rev. Bonds, 0.27%, 06/01/371	1,300	1,300	1.03
Colorado Educ. & Cultural Facs. Auth., Misc. Rev. Ref. Bonds, 0.27%, 09/01/331	1,740	1,740	1.37
Connecticut State Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series Y-2, 0.22%, 07/01/351	3,320	3,320	2.62
County of Allen Ohio, Health Care Facs. Imps. Rev. Bonds, Series B, 0.27%, 10/01/311	2,300	2,300	1.81
County of Breckinridge Kentucky, Public Imps. Lease Rev. Bonds, 0.27%, 02/01/321	2,300	2,300	1.81
County of Christian Kentucky, Public Imps. Lease Rev. Bonds, Series A, 0.27%, 06/01/381	1,450	1,450	1.14
County of Montgomery Maryland, G.O. Prop. Tax Ref. Bonds, 0.28%, 06/01/261	600	600.47
Gainesville & Hall County Hospital Auth. Georgia, Health Care Facs. Rev. Ref. Bonds, Series A, 0.27%, 05/15/261	2,275	2,275	1.79
Indiana. Fin. Auth., Res. Recovery Imps. Rev. Bonds, 0.27%, 11/01/351	300	300.24
Iowa Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.27%, 02/15/351	700	700.55
Jacksonville Health Facs. Auth., Health Care Facs. Imps. Rev. Bonds, 0.27%, 08/15/331	300	300.24
Kentucky Econ. Dev. Fin. Auth. Health Care Facs. Rev. Ref. Bonds, 0.26%, 08/15/381	300	300.24
Lancaster County Hospital Auth. Pennsylvania, Health Care Facs. Rev. Ref. Bonds, Series D, 0.27%, 07/01/341	2,180	2,180	1.72
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.27%, 07/01/341	2,500	2,500	1.97
Medford Hospital Facs. Auth., Retirement Facs. Rev. Bonds, 0.27%, 08/15/371	2,000	2,000	1.58
Montana Fac. Fin. Auth., Health Care Facs. Imps. Rev. Bonds, 0.27%, 12/01/251	2,700	2,700	2.13
Montgomery County Public Building Auth. Tennessee, Public Imps. Misc. Rev. Bonds, 0.30%, 07/01/381	1,350	1,350	1.06
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.26%, 07/01/431	300	300.24
Orange County School Board, Certs. of Part. Lease Ref. Bonds, Series E, 0.27%, 08/01/221	1,200	1,200.95
Polk County School Board Florida, Certs. of Part. Lease Ref. Bonds, Series B, 0.27%, 01/01/231	1,700	1,700	1.34
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-1, 0.26%, 07/01/231	1,700	1,700	1.34
Syracuse Ind. Dev. Agcy. New York, College & Univ. Imps. Rev. Bonds, Series A-1, 0.25%, 07/01/371	1,800	1,800	1.42
Virginia College Building Auth., College & Univ. Imps. Rev. Bonds, Series C, 0.27%, 02/01/261	735	735.58

Total short-term securities (cost: $47,350)		47,350	37.34

Total investment securities (cost: $126,665)		126,192	99.52
Other assets less liabilities		604	0.48

Net assets		$126,796	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
HUD	= Housing and Urban Development
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Ref.	= Refunding
Res.	= Resource
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

Capital California Core Municipal Fund
Schedule of Investments
at January 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 88.62%
California - 86.40%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$1,500	$1,470	1.01%
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/22	225	207.14
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	450	456.31
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	608.42
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	1,100	1,212.83
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F:
5.00%, 04/01/24	800	822.56
5.00%, 04/01/24	300	312.21
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	108.07
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 02/01/21	550	587.40
5.00%, 11/01/21	525	535.37
5.50%, 04/01/29	300	285.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	500	544.37
5.00%, 01/01/18	125	143.10
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 01/01/24	100	106.07
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series T-4, 5.00%, 03/15/14	225	251.17
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	291.20
5.00%, 10/01/22	770	769.53
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	99.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/11	100	103.07
5.00%, 11/15/21	1,000	1,004.69
5.375%, 07/01/21	1,500	1,517	1.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/271	300	321.22
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,428.98
5.00%, 11/15/20	500	524.36
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	214.15
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	100	108.07
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	107.07
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	200	205.14
California Infrastructure & Econ. Dev. Bank, Highway Imps. Rev. Bonds (Escrowed to Maturity) (AGM Insured), 4.10%, 07/01/12	200	210.14
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	125	128.09
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	95.07
4.50%, 10/01/26	100	94.06
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	100	108.07
5.00%, 02/01/19	100	106.07
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	1,300	1,339.92
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	265	262.18
California Muni. Fin. Auth., Res. Recovery Imps. Rev. Bonds, Series A (Mandatory Put 09/01/11 @ 100), 1.625%, 02/01/191	1,390	1,390.95
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (AGM Insured), 5.25%, 05/01/11	150	152.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (NATL-RE IBC Insured), 5.50%, 05/01/11	225	228.16
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	534.37
5.375%, 05/01/22	100	107.07
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	535	573.39
5.50%, 05/01/15	875	939.64
5.50%, 05/01/16	125	134.09
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @101), 6.00%, 05/01/14	1,425	1,538	1.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	222.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,231	1.53
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	113.08
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	251.17
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L:
5.00%, 05/01/16	500	562.38
5.00%, 05/01/21	200	216.15
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/17	500	561.38
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	107.07
California State Dept. of Water Ress., Water Rev. Ref. Bonds (Escrowed to Maturity) (FGIC Insured), 5.00%, 12/01/12	10	11.01
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,080.74
5.00%, 12/01/23	200	212.15
California State Public Works Board, College & Univ. Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 03/01/14	200	215.15
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	210.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B (NATL-RE FGIC Insured), 4.00%, 03/01/14	200	205.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,393.95
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/19	1,100	1,175.80
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,428.98
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	218.15
California State Public Works Board, Lease Rev. Ref. Bonds, Series C (NATL-RE FGIC Insured), 4.00%, 09/01/13	200	210.14
California State Public Works Board, Public Imps. Lease Rev. Bonds, Sub-Series A-1, 5.00%, 03/01/14	1,000	1,056.72
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	2,600	2,649	1.81
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	96.07
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds (NATL-RE FHA Insured), 5.00%, 08/01/20	340	343.23
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	1,800	1,915	1.31
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,219.83
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 06/01/12 @ 100), 3.85%, 11/01/291	500	519.36
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series I (Mandatory Put 05/01/11 @ 100), 3.45%, 04/01/351	1,100	1,108.76
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/16	100	103.07
5.00%, 11/01/19	1,000	1,026.70
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	875	904.62
5.00%, 06/15/13	2,100	2,219	1.52
Calleguas-Las Virgenes Public Fncg. Auth., Water Util. Imps. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 07/01/33	100	110.08
Carlsbad Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (NATL-RE Insured), 4.125%, 08/01/11	100	102.07
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	259.18
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 11/01/19	2,000	1,959	1.34
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/16	500	542.37
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	200	215.15
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	216.15
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	108.07
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,359.93
5.00%, 05/15/16	555	630.43
5.00%, 05/15/20	500	550.38
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 4.00%, 06/01/17	1,000	1,074.74
City of Los Angeles, Sewer Rev. Ref. Bonds, Sub-Series A (NATL-RE Insured), 5.00%, 06/01/27	1,100	1,097.75
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	123.08
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	104.07
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	991.68
4.00%, 09/01/16	1,000	1,000.68
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	275	280.19
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A:
3.50%, 10/01/13	1,500	1,595	1.09
4.00%, 10/01/15	1,000	1,091.75
County of Alameda, Certs. of Part. Lease Ref. Bonds, Series A (NATL-RE Insured), 4.25%, 12/01/11	200	205.14
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	221.15
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	504.35
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds (Pre-refunded with St. & Loc. Govt. Series to 06/01/11 @ 100) (NATL-RE Insured), 5.25%, 06/01/14	100	102.07
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	108.07
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	112.08
Eastern Muni. Water Dist., Water Util. Imps. Rev. Certs. of Part. Bonds, Series H, 5.00%, 07/01/33	100	94.06
Escondido Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 09/01/11	110	112.08
Golden State Tobacco Securitization Corp., Misc. Purpose Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.75%, 06/01/39	1,300	1,464	1.00
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds (Pre-refunded with FHLMC and St. & Loc. Govt. Series to 06/01/13 @ 100) (AGM Insured), 5.00%, 06/01/43	150	163.11
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (NATL-RE Insured), 5.00%, 08/01/16	40	43.03
Grossmont-Cuyamaca Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with Aid U.S. Treasury Obligations and U.S. Treasury Strips to 08/01/13 @ 100) (NATL-RE Insured), 5.00%, 08/01/16	210	231.16
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	111.08
5.25%, 11/01/25	100	103.07
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	114.08
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	109.07
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	103.07
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,650	1,865	1.28
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/17	200	227.16
Los Angeles County Public Works Fncg. Auth., Res. Recovery Imps. Lease Rev. Bonds (AMBAC Insured), 5.00%, 06/01/21	305	312.21
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	194.13
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	850	927.63
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	1,200	1,255.86
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Bonds, Series B (AGM Insured), 5.125%, 07/01/20	250	265.18
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series B:
5.00%, 07/01/19	500	564.39
5.25%, 07/01/23	200	213.15
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	222.15
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C:
5.00%, 08/01/13	100	109.07
5.00%, 08/01/26	100	100.07
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	200	202.14
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (AGM Insured), 5.25%, 07/01/20	100	111.08
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	2,035	2,241	1.53
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series F (AGM Insured), 4.50%, 07/01/12	50	52.04
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	219.15
5.00%, 07/01/24	100	100.07
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	110.08
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 101), 5.25%, 03/01/18	100	101.07
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/20	1,000	1,136.78
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/11	30	31.02
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/20	200	205.14
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series C, 5.00%, 07/01/23	250	264.18
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series A:
4.00%, 01/01/14	100	107.07
5.00%, 07/01/24	925	963.66
5.00%, 01/01/27	200	203.14
Metropolitan Water Dist. of Southern California, Water Util. Imps. Rev. Bonds, Series C, 5.00%, 07/01/29	100	100.07
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	410.28
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	174.12
North Orange County Comm. College Dist., G.O. College & Univ. Imps. Bonds, Series A (Pre-refunded with U.S. Treasury Strips, Aid, U.S. Treasury Obligations and REFCORP to 08/01/12 @ 101) (NATL-RE Insured), 5.25%, 08/01/15	100	108.07
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	822.56
5.00%, 07/01/23	745	767.52
5.50%, 07/01/21	1,000	1,092.75
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	200	222.15
Oceanside Comm. Dev. Commission, Housing Rev. Ref. Bonds (Mandatory Put 04/01/11 @ 100), 4.45%, 04/01/311	200	201.14
Rancho Mirage Joint Powers Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/27	100	87.06
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	101.07
Roseville Natural Gas Fin. Auth., Gas Util. Imps. Rev. Bonds, 5.00%, 02/15/14	100	104.07
Sacramento County Water Fin. Auth., Water Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 4.50%, 06/01/11	200	202.14
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured):
5.00%, 08/15/12	125	132.09
5.00%, 08/15/17	2,500	2,682	1.84
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series O (NATL-RE Insured), 5.25%, 08/15/13	200	204.14
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A:
5.00%, 07/01/18	850	912.62
5.00%, 07/01/20	700	735.50
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	618.42
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.25%, 05/15/25	375	393.27
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B:
5.00%, 05/15/15	200	222.15
5.00%, 05/15/22	100	105.07
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.50%, 05/15/14	1,000	1,087.74
5.125%, 05/15/29	100	101.07
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	107.07
4.00%, 08/01/20	100	101.07
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/20	500	551.38
5.00%, 07/01/22	800	865.59
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.90%, 05/01/29	2,500	2,348	1.61
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	101.07
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	424.29
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	308.21
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series B (XLCA Insured), 4.00%, 11/01/17	200	209.14
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	877.60
San Francisco City & County Public Utils. Commission, Water Util. Imps. Rev. Bonds, Sub-Series A:
3.00%, 11/01/12	100	103.07
5.00%, 11/01/16	1,000	1,126.77
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	465.32
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	389.27
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,141.78
San Mateo County Transit Dist., Transit Imps. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity) (NATL-RE Insured), 5.00%, 06/01/12	50	53.04
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	400	406.28
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	768.53
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	294.20
Santa Clara Valley Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AMBAC Insured), 4.00%, 04/01/12	100	104.07
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/20	1,000	965.66
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 07/01/20	1,550	1,676	1.15
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	493.34
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/16	1,500	1,678	1.15
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	103.07
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/13	125	136.09
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	1,115	1,268.87
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	1,800	2,036	1.39
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 100), 5.00%, 07/01/23	650	653.45
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Ref. Bonds, Series A, 5.25%, 07/01/14	1,175	1,302.89
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	106.07
State of California, G.O. General Fund Ref. Bonds:
5.00%, 11/01/13	300	325.22
5.25%, 02/01/14	400	431.29
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	2,950	2,976	2.04
State of California, G.O. General Fund Ref. Notes:
5.00%, 03/01/12	140	146.10
5.00%, 08/01/20	375	389.27
State of California, G.O. General Fund Ref. Notes (Pre-refunded with St. & Loc. Govt. Series to 02/01/12 @ 100), 5.00%, 02/01/27	100	105.07
State of California, G.O. Housing Imps. Prop. Tax Bonds, 5.125%, 11/01/11	100	103.07
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	100	108.07
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	110.08
State of California, G.O. Public Imps. Prop. Tax Bonds:
4.50%, 02/01/11	200	200.14
5.00%, 04/01/12	300	313.21
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	2,000	2,232	1.53
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.50%, 04/01/30	2,000	2,275	1.56
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,136.78
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,062.73
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
State of California, G.O. Water Util. Imps. Prop. Tax Bonds, 5.00%, 03/01/14	300	326.22
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	109.07
5.00%, 01/01/22	1,000	1,031.71
5.25%, 01/01/24	100	103.07
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A:
2.00%, 01/01/12	700	706.48
3.00%, 01/01/13	1,000	1,022.70
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	137.09
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE FGIC Insured), 5.00%, 05/15/24	200	202.14
Univ. of California, College & Univ. Imps. Rev. Bonds, Series G (NATL-RE Insured), 4.00%, 05/15/14	200	213.15
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	532.36
5.00%, 05/15/20	500	549.38
Univ. of California, College & Univ. Rev. Ref. Bonds, Series K, 4.45%, 05/15/25	825	816.56
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	193.13

		126,244	86.40

District of Columbia - 0.63%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	750	802.55
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	112.08

		914.63

Georgia - 0.14%
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	100	100.07
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	108.07

		208.14

Iowa - 0.07%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	100	101.07

		101.07

Michigan - 0.07%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	98.07

		98.07

Minnesota - 0.08%
State of Minnesota, G.O. Public Imps. Prop. Tax Bonds, Series H, 5.00%, 11/01/13	100	111.08

		111.08

Puerto Rico - 1.09%
Puerto Rico Electric Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series NN (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100), 5.50%, 07/01/18	1,435	1,598	1.09

		1,598	1.09

Texas - 0.14%
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	104.07
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C, 6.00%, 01/01/23	100	106.07

		210.14

Total bonds & notes (cost: $132,040)		129,484	88.62

Short-term securities - 11.25%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 0.34%, 10/01/361	1,230	1,230.84
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.34%, 10/01/261	2,000	2,000	1.37
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 0.26%, 11/01/381	2,000	2,000	1.37
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 0.30%, 09/01/281	740	740.51
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.32%, 12/01/361	1,000	1,000.69
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.25%, 08/15/271	2,500	2,500	1.71
California Statewide Comms. Dev. Auth., Misc. Purposes Rev. Bonds, 0.32%, 07/01/341	1,070	1,070.73
Irvine Ranch Water Dist. California, G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 0.25%, 10/01/411	1,000	1,000.68
Irvine Ranch Water Dist. California, Water Util. Imps. Prop. Tax Rev. Bonds, 0.29%, 04/01/331	400	400.27
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series A-1, 0.30%, 07/01/371	1,295	1,295.89
Sacramento County Sanitation Dist. Fncg. Auth. California, Sewer Rev. Ref. Bonds, 0.29%, 12/01/381	1,000	1,000.68
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.24%, 07/01/231	2,200	2,200	1.51

Total short-term securities (cost: $16,435)		16,435	11.25

Total investment securities (cost: $148,475)		145,919	99.87
Other assets less liabilities		195	0.13

Net assets		$146,114	100.00%

1		Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
IBC	= Insured Bond Certificate
Imps.	= Improvements
Inc.	= Incorporated
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
REFCORP	= Resolution Funding Corporation
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
XLCA	= Xl Capital Assurance

Capital California Short-Term Municipal Fund
Schedule of Investments
at January 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 69.07%
California - 66.40%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$490.93%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	213.41
Azusa Redev. Agcy., Loc. or GTD Housing Ref. Bonds, Series A (Escrowed to Maturity) (FNMA Insured), 6.875%, 10/01/12	500	551	1.05
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 02/01/17	100	106.20
5.00%, 04/01/14	100	106.20
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
3.50%, 03/01/11	105	105.20
5.00%, 10/01/15	500	544	1.04
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	216.41
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 11/15/13	300	316.60
5.00%, 08/15/14	100	108.21
5.00%, 11/15/16	250	273.52
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/341	200	217.41
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/261	100	107.20
California Infrastructure & Econ. Dev. Bank, Econ. Imps. Misc. Rev. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	100	103.20
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds (Mandatory Put 12/01/11 @ 100), 3.90%, 04/01/331	500	514.98
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds (Mandatory Put 04/01/13 @ 100), 2.50%, 10/01/471	400	412.79
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101):
5.125%, 05/01/19	500	534	1.02
5.875%, 05/01/16	100	108.21
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 05/01/12 @ 101) (AMBAC Insured):
5.375%, 05/01/18	250	268.51
5.50%, 05/01/16	400	429.82
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	300	331.63
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE, 4.00%, 12/01/11	500	515.98
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Subseries G-4, 5.00%, 05/01/16	1,000	1,123	2.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	402.77
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	545	1.04
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 3.00%, 04/01/11	225	226.43
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	424.81
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	100	109.21
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 3.00%, 07/01/11	200	201.38
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/13	500	532	1.01
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	554	1.06
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	417.80
5.00%, 11/01/15	300	323.62
California Statewide Comms. Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	248.47
5.00%, 06/15/13	1,020	1,078	2.06
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A:
5.00%, 10/01/15	500	541	1.03
5.00%, 10/01/16	500	542	1.03
City & County of San Francisco, G.O. Health Care Facs. Imps. Tax Bonds, Series A, 5.00%, 06/15/11	125	127.24
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/12	350	364.70
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B, 5.00%, 05/15/16	445	505.96
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A, 3.00%, 06/01/14	150	157.30
Contra Costa Water Dist., Water Util. Imps. Rev. Bonds, Series A:
2.00%, 10/01/11	400	404.77
3.50%, 10/01/13	500	532	1.01
Golden State Tobacco Securitization Corp., Misc. Purposes Rev. Bonds, Series 2003 A-1 (Pre-refunded with Agencies to 06/01/13 @ 100), 6.625%, 06/01/40	750	842	1.61
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 11/01/13	125	137.26
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	217.41
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series D, 5.00%, 07/01/11	375	382.73
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series E, 4.00%, 07/01/11	200	203.39
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	700	715	1.36
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	212.40
Los Angeles Harbor Dept., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 08/01/13	200	218.42
Los Angeles Muni. Imp. Corp., Lease Rev. Ref. Bonds, Series A, 3.50%, 09/01/12	100	103.20
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (NATL-RE IBC Insured), 5.625%, 05/01/11	300	303.58
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/13 @ 100) (NATL-RE Insured), 5.00%, 01/01/28	250	275.52
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	500	547	1.04
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	111.21
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 4.00%, 07/01/14	100	108.21
Northern California Power Agcy., Energy Res, Auth. Rev. Bonds, Series A:
3.00%, 06/01/13	200	204.39
4.00%, 07/01/11	125	127.24
Port of Oakland, Port, Airport & Marina Imps. Misc. Rev. Ref. Bonds, Series M (Pre-refunded with St. & Loc. Govt. Series to 11/01/12 @ 100) (FGIC Insured), 5.25%, 11/01/19	500	541	1.03
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	280.53
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Bonds, Series R (NATL-RE Insured), 5.00%, 08/15/17	400	429.82
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	110.21
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	272.52
5.00%, 07/01/17	300	325.62
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	552	1.05
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	333.64
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A:
4.00%, 05/15/12	200	208.40
4.50%, 05/15/14	500	544	1.04
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 3.00%, 07/01/13	125	130.25
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	219.42
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	545	1.04
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Series C:
5.00%, 11/01/12	100	107.20
5.00%, 11/01/13	400	438.84
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	110.21
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	300.57
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A:
3.00%, 07/15/13	100	102.19
4.00%, 07/15/13	125	132.25
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	240.46
5.00%, 07/01/16	200	223.43
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	159.30
5.00%, 07/01/17	775	860	1.64
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/16	500	559	1.07
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A:
5.25%, 07/01/12	100	106.20
5.25%, 07/01/13	225	245.47
5.25%, 07/01/14	600	665	1.27
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	250	284.54
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	565	1.08
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series to 03/01/11 @ 100), 5.00%, 07/01/23	350	351.67
State of California, G.O. General Fund Ref. Bonds, Series CF, 2.25%, 12/01/13	975	984	1.88
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	274.52
State of California, G.O. Prop. Tax Ref. Bonds, 5.00%, 06/01/15	200	219.42
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/231	200	217.41
State of California, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 04/01/12	100	104.20
State of California, G.O. Public Imps. Prop. Tax Bonds (Pre-refunded with St. & Loc. Govt. Series to 02/01/14 @ 100), 5.00%, 02/01/33	600	670	1.28
State of California, G.O. Public Imps. Prop. Tax Rev. Bonds (Pre-refunded with St. & Loc. Govt. Series to 04/01/14 @ 100), 5.30%, 04/01/29	695	786	1.50
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	554	1.06
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	109.21
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	224.43
West Basin Muni. Water Dist., Water Rev. Certs. of Part. Ref. Bonds, Series B (Assured GTY Insured), 4.50%, 08/01/12	100	105.20

		34,804	66.40

Florida - 1.42%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, 5.00%, 06/01/15	100	104.20
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	639	1.22

		743	1.42

Georgia - 0.20%
Public Gas Partners Inc., Natural Gas Rev. Ref. Bonds, Series A, 5.00%, 10/01/13	100	108.20

		108.20

Mississippi - 1.05%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/341	500	548	1.05

		548	1.05

Total bonds & notes (cost: $36,582)		36,203	69.07

Short-term securities - 23.60%
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series C, 0.34%, 10/01/261	300	300.57
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, 0.21%, 09/01/251	1,000	1,000	1.91
California Infrastructure & Econ. Dev. Bank, Econ. Dev. Rev. Ref. Bonds, Series B, 0.30%, 04/01/421	1,000	1,000	1.91
California Infrastructure & Econ. Dev. Bank, Energy Res. Auth. Rev. Ref. Bonds, 0.25%, 11/01/261	1,200	1,200	2.29
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A, 0.32%, 12/01/311	970	970	1.85
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds, 0.32%, 12/01/361	500	500.95
California Infrastructure & Econ. Dev. Bank, Rec. Rev. Ref. Bonds, 0.23%, 04/01/331	1,400	1,400	2.67
California Muni. Fin. Auth., Res. Recovery Rev. Ref. Bonds, 0.24%, 06/01/251	1,400	1,400	2.67
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.21%, 08/15/361	1,000	1,000	1.91
City of Irvine California, Public Imps. Special Assessment Bonds, 0.25%, 09/02/251	1,200	1,200	2.29
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.27%, 07/01/341	1,300	1,300	2.48
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series C-4, 0.24%, 07/01/231	1,100	1,100	2.10

Total short-term securities (cost: $12,370)		12,370	23.60

Total investment securities (cost: $48,952)		48,573	92.67
Other assets less liabilities		3,842	7.33

Net assets		$52,415	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
IBC	= Insured Bond Certificate
Imp.	= Improvement
Imps.	= Improvements
Inc.	= Incorporated
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

Capital Core Bond Fund
Schedule of Investments
at January 31, 2011 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.14%
U.S. government & government agency bonds & notes - 46.95%
Fannie Mae:
1.75%, 05/07/13	$2,000	$2,046.83%
1.00%, 09/23/13	2,500	2,499	1.02
Federal Home Loan Banks:
1.125%, 05/18/12	4,000	4,036	1.64
1.75%, 08/22/12	835	851.35
Freddie Mac, 4.75%, 01/19/16	2,000	2,234.91
U.S. Treasury Bond, 6.875%, 08/15/25	2,310	3,046	1.24
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,480	1,606.65
1.875%, 07/15/15	6,187	6,802	2.77
2.375%, 01/15/17	358	404.16
U.S. Treasury Notes:
1.125%, 12/15/11	1,960	1,975.80
1.75%, 04/15/13	3,000	3,072	1.25
3.375%, 06/30/13	3,445	3,666	1.49
3.125%, 09/30/13	3,000	3,184	1.30
2.375%, 09/30/14	10,000	10,392	4.23
2.375%, 10/31/14	455	473.19
4.00%, 02/15/15	11,250	12,377	5.04
2.625%, 02/29/16	5,000	5,155	2.10
7.25%, 05/15/16	545	688.28
4.625%, 02/15/17	4,000	4,512	1.84
4.50%, 05/15/17	12,485	13,970	5.68
8.75%, 05/15/17	6,590	9,035	3.68
2.75%, 05/31/17	7,500	7,609	3.10
1.875%, 08/31/17	5,515	5,276	2.15
3.875%, 05/15/18	1,000	1,075.44
4.00%, 08/15/18	4,000	4,328	1.76
8.125%, 08/15/19	2,000	2,780	1.13
2.625%, 11/15/20	2,410	2,260.92

Total U.S. government & government agency bonds & notes		115,351	46.95

Mortgage-backed obligations - 23.64%
Federal agency mortgage-backed obligations - 21.06%
Fannie Mae:
4.50%, 07/01/19	450	474.19
4.50%, 03/01/20	1,782	1,880.76
4.00%, 05/01/20	1,676	1,747.71
4.00%, 02/01/24	1,742	1,796.73
4.00%, 05/01/24	44	45.02
4.50%, 03/01/25	1,863	1,955.80
4.00%, 04/01/25	4,096	4,223	1.72
3.50%, 01/01/26	11,645	11,728	4.77
5.50%, 04/25/37	188	207.08
6.00%, 08/01/37	219	238.10
6.00%, 09/01/37	5,531	6,016	2.45
5.50%, 09/01/38	6,201	6,635	2.70
6.00%, 09/01/38	3,499	3,805	1.55
4.00%, 11/01/40	2,529	2,516	1.02
Freddie Mac, 6.00%, 02/15/37	167	183.07
Freddie Mac Gold, 6.00%, 12/01/39	67	72.03
Ginnie Mae:
3.50%, 09/15/25	2,638	2,694	1.10
4.50%, 10/20/39	1,818	1,885.77
4.50%, 01/20/40	303	315.13
4.00%, 01/15/41	3,310	3,330	1.36

		51,744	21.06

Commercial mortgage-backed securities - 2.58%
Bear Stearns Commercial Mortgage Securities:
5.53%, 09/11/41	1,330	1,411.57
5.54%, 09/11/41	250	269.11
Citigroup/Deutsche Bank Commercial Mortgage Trust:
5.221%, 07/15/441	1,035	1,118.45
5.617%, 10/15/48	500	538.22
JP Morgan Chase Commercial Mortgage Securities Corp., 5.8745%, 04/15/451	500	551.22
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/421	1,045	1,119.46
5.271%, 12/15/441	1,250	1,342.55

		6,348	2.58

Total mortgage-backed obligations		58,092	23.64

Corporate bonds & notes - 22.19%
Banks - 4.49%
Ally Financial, Inc., 2.20%, 12/19/12	2,205	2,270.92
Bank of America Corp., 6.50%, 08/01/16	410	454.19
Barclays Bank PLC, 2.50%, 01/23/13	560	569.23
BNP Paribas, 0.7031%, 04/08/131	685	681.28
Citigroup, Inc.:
6.00%, 12/13/13	520	570.23
4.587%, 12/15/15	350	366.15
HSBC Bank PLC, Series 144A, 3.50%, 06/28/152	300	306.12
JP Morgan Chase & Co.:
1.1031%, 01/24/141	600	601.25
3.40%, 06/24/15	200	205.08
4.25%, 10/15/20	250	241.10
Morgan Stanley:
2.25%, 03/13/12	1,110	1,133.46
5.75%, 01/25/21	250	253.10
Northern Trust Corp., 4.625%, 05/01/14	300	326.13
The Goldman Sachs Group, Inc., 3.25%, 06/15/12	500	519.21
The Royal Bank of Scotland PLC:
3.25%, 01/11/14	810	811.33
3.95%, 09/21/15	300	293.12
Wells Fargo & Co., 0.5044%, 10/28/151	250	242.10
Wells Fargo & Co., Series I, 3.75%, 10/01/14	390	412.17
Westpac Banking Corp., 1.85%, 12/09/13	780	782.32

		11,034	4.49

Electric - 2.11%
Alabama Power Co., 4.85%, 12/15/12	420	450.18
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	256.10
Carolina Power & Light Co., 6.50%, 07/15/12	520	561.23
Consumers Energy Co., 5.65%, 09/15/18	355	398.16
Duke Energy Indiana, Inc., 3.75%, 07/15/20	300	290.12
Duke Energy Ohio, Inc., 2.10%, 06/15/13	710	725.29
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	337.14
National Grid PLC, 6.30%, 08/01/16	35	40.02
Pacificorp, 5.65%, 07/15/18	735	832.34
Public Service Co. of Colorado, 3.20%, 11/15/20	300	283.12
Teco Finance, Inc., 6.75%, 05/01/15	250	286.12
The Cleveland Electric Illuminating Co., 8.875%, 11/15/18	40	51.02
Virginia Electric And Power Co., 5.40%, 04/30/18	601	673.27

		5,182	2.11

Oil & gas - 1.97%
Apache Corp., 6.25%, 04/15/12	525	559.23
BG Energy Capital PLC, Series 144A, 2.50%, 12/09/152	300	298.12
Chevron Corp., 3.95%, 03/03/14	815	877.36
Devon Energy Corp.:
5.625%, 01/15/14	300	335.14
6.30%, 01/15/19	315	371.15
Husky Energy, Inc., 7.25%, 12/15/19	250	297.12
Shell International Finance BV:
4.00%, 03/21/14	350	376.15
3.10%, 06/28/15	600	620.25
Statoil ASA:
2.90%, 10/15/14	435	451.19
3.125%, 08/17/17	300	301.12
Total Capital Canada Ltd., 1.625%, 01/28/14	350	351.14

		4,836	1.97

Telecommunications - 1.69%
AT&T, Inc.:
5.875%, 02/01/12	535	563.23
4.95%, 01/15/13	300	322.13
Cellco Partnership/Verizon Wireless Capital LLC, 7.375%, 11/15/13	480	555.23
Cisco Systems, Inc.:
2.90%, 11/17/14	810	845.34
5.50%, 02/22/16	350	399.16
France Telecom SA, 4.375%, 07/08/14	300	324.13
Verizon Communications, Inc., 4.90%, 09/15/15	350	385.16
Vodafone Group PLC:
5.00%, 09/15/15	300	329.14
5.625%, 02/27/17	375	420.17

		4,142	1.69

Diversified financial services - 1.62%
Citigroup Funding, Inc., 1.875%, 10/22/12	2,225	2,273.93
General Electric Capital Corp., 2.20%, 06/08/12	750	767.31
National Rural Utilities Cooperative Finance Corp., 1.125%, 11/01/13	600	597.24
Paribas, 6.95%, 07/22/13	300	334.14

		3,971	1.62

Media - 1.57%
Comcast Corp., 5.30%, 01/15/14	405	443.18
NBC Universal, Inc., Series 144A, 5.15%, 04/30/202	350	362.15
News America, Inc., 5.30%, 12/15/14	760	847.35
The Walt Disney Co.:
4.50%, 12/15/13	615	672.27
5.50%, 03/15/19	300	339.14
Time Warner Cable, Inc., 3.50%, 02/01/15	820	846.34
Time Warner, Inc., 5.875%, 11/15/16	300	339.14

		3,848	1.57

Retail - 1.51%
CVS Caremark Corp., 6.60%, 03/15/19	300	350.14
Home Depot, Inc., 3.95%, 09/15/20	300	295.12
Lowe's Cos., Inc.:
5.40%, 10/15/16	605	690.28
4.625%, 04/15/20	350	367.15
McDonald's Corp., 4.30%, 03/01/13	525	559.23
Target Corp., 6.00%, 01/15/18	350	405.17
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	720	693.28
5.80%, 02/15/18	300	345.14

		3,704	1.51

Pharmaceuticals - 1.36%
Abbott Laboratories, 4.125%, 05/27/20	300	302.12
AstraZeneca PLC, 5.90%, 09/15/17	355	410.17
Medco Health Solutions, Inc., 2.75%, 09/15/15	415	413.17
Novartis Capital Corp.:
4.125%, 02/10/14	380	409.17
2.90%, 04/24/15	545	562.23
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	329.13
Pfizer, Inc.:
4.45%, 03/15/12	540	563.23
6.20%, 03/15/19	300	351.14

		3,339	1.36

REITS - 1.11%
ERP Operating LP, 5.25%, 09/15/14	300	329.13
Kimco Realty Corp., 5.584%, 11/23/15	723	790.32
ProLogis, 7.625%, 08/15/14	780	901.37
Simon Property Group LP:
4.20%, 02/01/15	300	316.13
5.25%, 12/01/16	365	399.16

		2,735	1.11

Beverages - 0.95%
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	300	320.13
Pepsi Co., Inc., 0.875%, 10/25/13	1,295	1,283.52
The Coca-Cola Co.:
3.625%, 03/15/14	360	382.16
1.50%, 11/15/15	350	337.14

		2,322.95

Aerospace/defense - 0.67%
Raytheon Co.:
6.75%, 03/15/18	5	6	—
6.40%, 12/15/18	465	545.22
4.40%, 02/15/20	15	15.01
United Technologies Corp.:
4.875%, 05/01/15	695	769.31
4.50%, 04/15/20	300	314.13

		1,649.67

Pipelines - 0.46%
Enbridge, Inc., 5.60%, 04/01/17	50	56.02
Kinder Morgan Energy Partners LP:
5.125%, 11/15/14	265	289.12
5.625%, 02/15/15	250	276.11
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	197.08
Williams Partners LP, 3.80%, 02/15/15	300	311.13

		1,129.46

Healthcare-services - 0.44%
Howard Hughes Medical Institute, 3.45%, 09/01/14	110	117.05
UnitedHealth Group, Inc., 3.875%, 10/15/20	300	287.11
WellPoint, Inc.:
7.00%, 02/15/19	330	390.16
4.35%, 08/15/20	300	299.12

		1,093.44

Transportation - 0.41%
Burlington Northern Santa Fe LLC:
7.00%, 02/01/14	585	674.27
3.60%, 09/01/20	300	286.12
Canadian National Railway Co., 5.55%, 05/15/18	50	56.02

		1,016.41

Food - 0.41%
The Kroger Co.:
7.50%, 01/15/14	580	669.27
6.40%, 08/15/17	300	344.14

		1,013.41

Cosmetics/Personal Care - 0.31%
The Procter & Gamble Co., 1.80%, 11/15/15	765	752.31

		752.31

Insurance - 0.30%
Berkshire Hathaway, Inc., 0.7156%, 02/11/131	730	734.30

		734.30

Biotechnology - 0.27%
Biogen Idec, Inc., 6.00%, 03/01/13	625	673.27

		673.27

Mining - 0.23%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	515	573.23

		573.23

Computers - 0.18%
Electronic Data Systems LLC, Series B, 6.00%, 08/01/13	45	50.02
International Business Machines Corp., 5.70%, 09/14/17	350	403.16

		453.18

Miscellaneous manufacturing - 0.13%
Honeywell International, Inc., 3.875%, 02/15/14	300	322.13

		322.13

Total corporate bonds & notes		54,520	22.19

Municipals - 1.04%
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series M, 5.00%, 05/01/14	500	552.22
State of California, G.O. School Imps. Prop. Tax Bonds, 5.75%, 03/01/17	400	413.17
State of Illinois, G.O. School Imps. Misc. Rev. Bonds:
4.422%, 04/01/15	300	298.12
5.947%, 04/01/22	835	794.32
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	511.21

Total municipals		2,568	1.04

Government & government agency bonds & notes outside the U.S. - 0.81%
Canadian National Railway Co., 4.95%, 01/15/14	670	733.30
European Investment Bank, 3.125%, 06/04/14	1,180	1,246.51

Total government & government agency bonds & notes outside the U.S.		1,979.81

Asset-backed obligations – 0.51%
AEP Texas Central Transition Funding LLC, 5.09%, 07/01/17	75	83.03
Americredit Automobile Receivables Trust, 5.56%, 06/06/14	132	138.06
Honda Auto Receivables Owner Trust, 1.34%, 03/18/14	955	963.39
Long Beach Auto Receivables Trust, 5.025%, 01/15/14	66	67.03

Total asset-backed obligations		1,251.51

Total bonds & notes (cost: $233,127)		233,761	95.14

Short-term securities - 4.78%
Bank of America Corp., 0.18%, 02/01/11	4,200	4,200	1.71
Fannie Mae Discount Notes, 0.18%, 02/09/113	3,142	3,142	1.28
Federal Home Loan Bank Discount Notes, 0.142%, 02/25/113	300	300.12
Procter & Gamble International Funding., 0.172%, 02/11/11	4,100	4,100	1.67

Total short-term securities (cost: $11,742)		11,742	4.78

Total investment securities (cost: $244,869)		245,503	99.92
Other assets less liabilities		192	0.08

Net assets		$245,695	100.00%

1	Indicates a variable rate security. The interest rate shown reflects the rate in effect at January 31, 2011.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At January 31, 2011, the aggregate market value of these securities amounted to $965,831, representing 0.39% of net assets of which $965,831 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviation

Auth.	= Authority
Co.	= Company
Corp.	= Corporation
Dept.	= Department
G.O.	= General Obligation
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
Univ.	= University

Valuation disclosures

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of January 31, 2011 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & notes	$–	$219,866	$–	$219,866
Short-term investments	–	15,470	–	15,470
Total investments	$–	$235,336	$–	$235,336

Capital Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$78,842	$–	$78,842
Short-term investments	–	47,350	–	47,350
Total investments	$–	$126,192	$–	$126,192

Capital California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$129,484	$–	$129,484
Short-term investments	–	16,435	–	16,435
Total investments	$–	$145,919	$–	$145,919

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$36,203	$–	$36,203
Short-term investments	–	12,370	–	12,370
Total investments	$–	$48,573	$–	$48,573

Capital Core Bond Fund
Bonds, notes and other debt investments:
U.S. government & government agency bonds & notes	$–	$115,351	$–	$115,351
Mortgage-backed obligations	–	58,092	–	58,092
Corporate bonds & notes	–	54,520	–	54,520
Municipals	–	2,568	–	2,568
Government agency bonds & notes outside the U.S.	–	1,979	–	1,979
Asset-backed obligations	–	1,251	–	1,251
Short-term investments	–	11,742	–	11,742
Total investments	$–	$245,503	$–	$245,503

At January 31, 2011, there were no significant transfers between Level 1 and Level 2.  There were no Level 3 securities held in the Funds during the period ended January 31, 2011.

For federal income tax purposes, the tax cost of investments and the components of net unrealized appreciation (depreciation) of investments at January 31, 2011 were as follows (dollars in thousands):

Fund	Tax cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Capital Core Municipal Fund	$238,951	$468	$(4,083)	$(3,615)
Capital Short-Term Municipal Fund	126,665	192	(665)	(473)
Capital California Core Municipal Fund	148,475	259	(2,815)	(2,556)
Capital California Short-Term Municipal Fund	48,952	68	(447)	(379)
Capital Core Bond Fund	244,869	2,225	(1,591)	634

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: March 31, 2011

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: March 31, 2011